Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000159803 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[1]
C000159803 [Member] | Petroleum Transportation And Storage Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[1]
C000159803 [Member] | Diversified Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[1]
C000159803 [Member] | Master Limited Partnerships [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%	[1]
C000159803 [Member] | Downstream Other [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[1]
C000159803 [Member] | Upstream [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[1]
C000159803 [Member] | Petroleum Transportation And Storage [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[1]
C000159803 [Member] | Liquefied Natural Gas [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[1]
C000159803 [Member] | Electric LDC And Power [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[1]
C000159803 [Member] | Natural Gas Pipelines [Member]
Holdings [Line Items]
Percent of Total Investments	23.00%	[1]
C000159803 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	29.00%	[1]
C000159803 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	84.00%	[1]
C000159801 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[2]
C000159801 [Member] | Petroleum Transportation And Storage Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[2]
C000159801 [Member] | Diversified Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[2]
C000159801 [Member] | Master Limited Partnerships [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%	[2]
C000159801 [Member] | Downstream Other [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[2]
C000159801 [Member] | Upstream [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[2]
C000159801 [Member] | Petroleum Transportation And Storage [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[2]
C000159801 [Member] | Liquefied Natural Gas [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[2]
C000159801 [Member] | Electric LDC And Power [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[2]
C000159801 [Member] | Natural Gas Pipelines [Member]
Holdings [Line Items]
Percent of Total Investments	23.00%	[2]
C000159801 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	29.00%	[2]
C000159801 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	84.00%	[2]

[1]	Percentage of total investments as of April 30, 2026.
[2]	Percentage of total investments as of April 30, 2026.